ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 3. ACCOUNTS RECEIVABLE

	2015	2014	2013

Trade Accounts Receivable	$-	$-	$1,741
Other Accounts Receivable	262	440	160,798
	$262	$440	$162,539

The Company carries accounts receivable at the amounts it deems to be collectible. Accordingly, the Company provides allowances for accounts receivable it deems to be uncollectible based on management's best estimates. Recoveries are recognized in the period they are received. The ultimate amount of accounts receivable that becomes uncollectible could differ from those estimated. No reserve for bad debts was established as at September 30, 2015, 2014 and 2013 as all amounts were deemed collectible.